FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Currency Sensitivity (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	10.00%
Reasonably possible decrease in risk variable percent	10.00%
Reasonably possible increase in risk variable, impact on income	$ (24)	$ (3)
Reasonably possible increase in risk variable, impact on equity	497	377
Reasonably possible decrease in risk variable, impact on income	13	6
Reasonably possible decrease in risk variable, impact on equity	$ (511)	$ (375)